Stock Purchase Warrants and Options	3 Months Ended
Jun. 30, 2012
Equity:
Shareholders' Equity and Share-based Payments

NOTE 4 - STOCK PURCHASE WARRANTS AND OPTIONS

During March 2012, warrants to purchase 900,000 shares of common stock at $1.16 per share were issued to the management of the Company’s subsidiary, Xnergy, Inc. for their services as an amendment to the performance criteria in employment agreements. The 100,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 800,000 warrants have not been met as of June 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 171.65%, a risk free rate of 3.64% and a term of 5 years. During April and May 2012, warrants to purchase 1,385,000 shares of common stock at $0.10 to $1.39 per share were issued to the various Company consultants subsidiary for their services 715,000 warrants vested based upon certain performance criteria. The performance criteria for the remaining 675,000 warrants have not been met as of June 30, 2012. The warrants were valued using the Black-Scholes model with a dividend rate of 0%, volatility of 163.99%, a risk free rate of 3.64% and a term of 1.5 to 5.5 years. The Company has recognized $522,365 of expense in connection with the warrants during the six months ended June 30, 2012. A summary of the Company’s warrant activity during the periods ended June 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance Outstanding, December 31, 2010	298,500	$1.00	9.8
Granted	97,791	1.68	5
Granted	450,000	1.72	10
Forfeited	(238,500)	0.94	9.8
Expired	—	—	—
Balance Outstanding, December 31, 2011	607,791	1.63	9.8	$1,018,089
Granted	52,720
Forfeited	(8,889)	0.90	--
Exercised	(11,111)	0.90	--
Balance Outstanding, June 30, 2012	640,511	$1.60	9.5	$1,062,197
Exercisable, June 30, 2012	340,511	$1.60	9.5	$546,197

A summary of the Company’s warrant activity during the periods ended June 30, 2012 and December 31, 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	No. of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term	Value
Balance Outstanding, December 31, 2010	11,870,116	$2.31	2.78	$27,457,223
Granted	2,660,000	2.53	5.00
Exercised	(18,000)	1.00	--
Granted	1,000,000	3.00	10.00
Forfeited	(50,000)	1.25	--
Balance Outstanding, December 31, 2011	15,531,116	2.53	2.78	$33,801,473
Granted	2,285,000	1.24	5.00
Exercised	(100,000)	--	--
Forfeited	--	--	--
Balance Outstanding June 30, 2012	17,716,116	$2.17	3.53	$36,498,268
Exercisable, June 30 , 2012	16,090,116	$2.06	3.53	$34,935,056